Income Taxes - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Operating Loss Carryforwards [Line Items]
Percentage of valuation allowance against deferred tax assets	100.00%
Decrease in deferred tax assets valuation allowance	$ 5,400,000	$ 1,100,000
U.S. corporate income tax rate	21.00%	34.00%
Provisional income tax due to reduction in deferred tax assets		$ 143,500
New York State [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards net, expected to expire unutilized and unavailable to offset future federal taxable income	$ 157,200,000
New York City [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards net, expected to expire unutilized and unavailable to offset future federal taxable income	$ 141,500,000
Earliest Tax Year [Member]
Operating Loss Carryforwards [Line Items]
Open tax period	Dec. 31, 1998
Latest Tax Year [Member]
Operating Loss Carryforwards [Line Items]
Open tax period	Dec. 31, 2018
Federal [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 230,000,000	211,300,000
Operating loss carryforwards, annual limitation	27,500
Operating loss carryforwards net, expected to expire unutilized and unavailable to offset future federal taxable income	208,100,000
Operating loss carryforwards available for offset future taxable income	21,900,000
Operating loss carryforwards for unlimited period	20,200,000
Federal [Member] | Expire Between 2019 and 2037 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards available for offset future taxable income	$ 1,700,000
Federal [Member] | Earliest Tax Year [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards, expiration dates	2019
Federal [Member] | Latest Tax Year [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards, expiration dates	2037
Federal [Member] | Research and Development Tax Credit Carryforwards [Member]
Operating Loss Carryforwards [Line Items]
Tax credit carryforwards	$ 5,000,000	4,300,000
Tax credit carryforwards, expiration dates	2038
Tax credit carryforwards expected to expire unutilized	$ 200,000
State and City [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 10,100,000	10,100,000
Operating loss carryforwards, expiration dates	2038
Foreign [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 25,200,000	25,000,000
Federal and State [Member] | Earliest Tax Year [Member]
Operating Loss Carryforwards [Line Items]
Open tax period	Dec. 31, 2015
Federal and State [Member] | Latest Tax Year [Member]
Operating Loss Carryforwards [Line Items]
Open tax period	Dec. 31, 2018
Minimum [Member] | State and City [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 27,300,000	$ 27,300,000
Maximum [Member]
Operating Loss Carryforwards [Line Items]
U.S. corporate income tax rate		35.00%
Maximum [Member] | State and City [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 167,300,000	$ 150,300,000